Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Principal amount of loans	$ 90,991	$ 89,478
Hercules Capital, Inc. | Tranche One
Disclosure of Financial Risk Management [Line Items]
Principal amount of loans	$ 50,000	$ 50,000